Employee Benefit Plans - Change in Pension Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Details) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 U.S. Plans	Dec. 31, 2012 U.S. Plans	Dec. 31, 2013 Non-U.S. Plans	Dec. 31, 2012 Non-U.S. Plans	Dec. 31, 2013 Non Qualified Pension Plan	Dec. 31, 2011 Non Qualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Actuarial gain (loss)	$ 3,966	$ (1,149)	$ 1,348	$ (212)	$ 458	$ (646)
Total recognized in other comprehensive income (loss)	$ 3,966	$ (1,149)	$ 1,348	$ (212)	$ 458	$ (646)